Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2025
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥14,974	¥(12,745)	¥(1,759)	¥470

	Billions of yen
	September 30, 2025
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥15,402	¥(13,057)	¥(1,868)	¥477

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2025
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥110,348	¥2,572	¥3,069
Interest rate contracts	3,814,576	12,424	11,509
Credit contracts	59,408	304	382
Foreign exchange contracts	484,797	4,363	4,186
Other contracts	904	11	50

Total	¥4,470,033	¥19,674	¥19,196

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥3,182	¥4	¥138
Foreign exchange contracts	183	—	8

Total	¥3,365	¥4	¥146

Total derivatives	¥4,473,398	¥19,678	¥19,342

		Billions of yen
		September 30, 2025
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥112,631	¥2,921	¥4,212
Interest rate contracts	4,878,538	13,244	12,181
Credit contracts	146,712	352	447
Foreign exchange contracts	552,362	4,055	3,625
Other contracts	887	15	46

Total	¥5,691,130	¥20,587	¥20,511

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥3,392	¥8	¥109
Foreign exchange contracts	205	0	—

Total	¥3,597	¥8	¥109

Total derivatives	¥5,694,727	¥20,595	¥20,620

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
The amounts reported include derivatives used for
non-trading
purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2025 and September 30, 2025.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2025		September 30, 2025
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥1,094	¥1,185	¥1,207	¥2,254
Exchange-traded	1,478	1,884	1,714	1,958
Interest rate contracts
OTC settled bilaterally	10,243	9,476	10,540	9,594
OTC centrally-cleared	2,163	2,140	2,697	2,675
Exchange-traded	22	31	15	21
Credit contracts
OTC settled bilaterally	265	345	326	420
OTC centrally-cleared	38	36	25	25
Exchange-traded	1	1	1	2
Foreign exchange contracts
OTC settled bilaterally	4,363	4,194	4,055	3,625
Other contracts
OTC settled bilaterally	8	49	13	43
Exchange-traded	3	1	2	3

Total gross derivative balances (2)	¥19,678	¥19,342	¥20,595	¥20,620
Less: Amounts offset in the consolidated balance sheets (3)	(17,711)	(17,361)	(18,359)	(18,203)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,967	¥1,981	¥2,236	¥2,417
Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	(713)	(554)	(837)	(672)

Net amount	¥1,254	¥1,427	¥1,399	¥1,745

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2025, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥609 billion and ¥832 billion, respectively. As of September 30, 2025, the gross balance of such derivative assets and derivative liabilities was ¥815 billion and ¥1,005 billion, respectively.

(3)
Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20
and ASC 815. As of March 31, 2025, Nomura offset a total of ¥1,740 billion of cash collateral receivables against net derivative liabilities and ¥2,090 billion of cash collateral payables against net derivative assets. As of September 30, 2025, Nomura offset a total of ¥2,041 billion of cash collateral receivables against net derivative liabilities and ¥2,196 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments
—
Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC
210-20
and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2025, a total of ¥343 billion of cash collateral receivables and ¥1,043 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2025, a total of ¥307 billion of cash collateral receivables and ¥1,141 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income
The following table presents amounts included in the consolidated statements of income for the six months ended September 30, 2024 and 2025 related to derivatives used for trading and non-trading
purposes by types of underlying derivative contract. Derivatives which contain multiple types of risk are classified in the table based on the primary risk type of instrument.

	Billions of yen
	Six months ended September 30
	2024	2025
Derivatives used for trading and non-trading purposes (1) :
Equity contracts	¥(24)	¥(307)
Interest rate contracts	(95)	97
Credit contracts	20	(119)
Foreign exchange contracts	1	(116)
Other contracts	(6)	8

Total	¥(104)	¥(437)

(1)
Includes net gains (losses) on derivatives used for
non-trading
purposes which are not designated as fair value or net investment hedges. For the six months ended September 30, 2024 and 2025, net gains (losses) for these non-trading
derivatives were not significant.

Schedule of carrying value hedged items

	Billions of yen
Balance sheet line item in which the hedged item is included:	Carrying amount of the hedged liabilities		Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities		Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued

	March 31, 2025	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025	September 30, 2025
Long-term borrowings	¥3,057	¥3,297	¥122	¥91	¥3	¥3

Total	¥3,057	¥3,297	¥122	¥91	¥3	¥3

Fair value hedges
The following tables present gains (losses) included in the consolidated statements of income for the six months ended September 30, 2024 and 2025 related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Six months ended September 30
	2024	2025
Derivatives designated as fair value hedging instruments:
Interest rate contracts	¥102	¥33

Total	¥102	¥33

Hedged items in fair value hedges:
Long-term borrowings	¥(102)	¥(33)

Total	¥(102)	¥(33)

Net investment hedges
The following table presents gains (losses) from derivatives designated as net investment hedges included in the consolidated statements of comprehensive income for the six months ended September 30, 2024 and 2025.

	Billions of yen
	Six months ended September 30
	2024	2025
Net investment hedging instruments:
Foreign exchange contracts	¥(8)	¥(14)

Total	¥(8)	¥(14)

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2025
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (1) (Asset) / Liability	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(156)	¥11,480	¥1,730	¥3,124	¥4,963	¥1,663	¥(6,711)
Credit default swap indices	(221)	15,488	1,465	3,168	7,877	2,978	(8,097)
Other credit risk related portfolio products	28	1,236	124	464	571	77	(785)
Credit-risk related options and swaptions	0	171	—	11	79	81	(42)

Total	¥(349)	¥28,375	¥3,319	¥6,767	¥13,490	¥4,799	¥(15,635)

	Billions of yen
	September 30, 2025
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(134)	¥16,864	¥1,552	¥3,782	¥9,027	¥2,503	¥(10,615)
Credit default swap indices	(144)	105,686	1,841	5,570	58,513	39,762	(95,869)
Other credit risk related portfolio products	10	1,266	126	372	724	44	(686)
Credit-risk related options and swaptions	0	107	—	10	95	2	(57)

Total	¥(268)	¥123,923	¥3,519	¥9,734	¥68,359	¥42,311	¥(107,227)

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of the underlyings since inception of the credit derivatives.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2025
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥571	¥1,855	¥3,488	¥4,213	¥655	¥698	¥11,480
Credit default swap indices	32	38	3,958	10,256	277	927	15,488
Other credit risk-related portfolio products	—	—	24	748	20	444	1,236
Credit risk-related options and swaptions	—	—	—	127	—	44	171

Total	¥603	¥1,893	¥7,470	¥15,344	¥952	¥2,113	¥28,375

	Billions of yen
	September 30, 2025
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥106	¥2,570	¥5,585	¥6,674	¥1,101	¥828	¥16,864
Credit default swap indices	39	976	5,810	18,335	80,013	513	105,686
Other credit risk related portfolio products	—	—	34	506	190	536	1,266
Credit-risk related options and swaptions	—	96	—	—	11	—	107

Total	¥145	¥3,642	¥11,429	¥25,515	¥81,315	¥1,877	¥123,923

(1)	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.

Relevant transactions outstanding	The following table provides information about relevant transactions outstanding as of March 31, 2025 and September 30, 2025.

	Millions of yen
	March 31, 2025	September 30, 2025
Gross cash proceeds received at transfer dates	¥60,715	¥56,876
Fair value of transferred securities at transfer dates	¥60,591	¥56,758
Fair value of transferred securities at reporting dates	¥41,101	¥35,151
Gross derivative liabilities arising from the transactions at reporting dates (1)	¥19,401	¥21,512

(1)
Amounts presented on a gross basis, before the application of counterparty offsetting and are reported within
Trading liabilities
in the consolidated balance sheets as of March 31, 2025 and September 30, 2025. Of these gross derivative liability amounts, ¥19,401 million and ¥21,512 million are included in interest rate contracts used for trading purposes as of March 31, 2025 and September 30, 2025 respectively as disclosed in Note 3 “
Derivative instruments and hedging activities
.”